Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES
20.	INCOME TAXES

a)	Provision for Income Taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2022	2021	2020
	($)	($)	($)
Loss for the year	(21,762,333)	(17,847,892)	(6,911,040)

Expected income tax (recovery)	(5,876,000)	(4,819,000)	(1,866,000)
Change in statutory, foreign tax, foreign exchange rates and other	(12,000)	294,000	275,000
Permanent differences	1,875,000	1,107,000	403,000
Share issue costs	370,000	432,000	-
Adjustment to prior years provision versus statutory tax returns	-	-	(35,000)
Change in unrecognized deductible temporary differences	3,643,000	2,986,000	1,223,000
Income tax expense	-	-	-

b)	Deferred Income Taxes

The significant components of the Company’s deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2022	2021	2020
	($)	($)	($)
Non-capital losses carry-forward	14,519,000	11,751,000	7,841,000
Exploration and evaluation assets	1,470,000	1,470,000	1,470,000
Share issuance costs	789,000	735,000	109,000
Debt with accretion	-	(70,000)	(70,000)
Intangible assets	622,000	179,000	1,336,000
Other deferreds	12,000	37,000	-
Allowable capital losses	3,558,000	3,801,000	3,592,000
Property and equipment	76,000	35,000	64,000
	21,046,000	17,938,000	14,342,000
Unrecognized deferred tax assets	(21,046,000)	(17,938,000)	(14,342,000)

b)	Deferred Income Taxes

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2022	Expiry Date Range	2021	Expiry Date Range
	($)		($)
Non-capital losses available for future periods - US	41,188,000	2036 to indefinite	29,390,000	2036 to indefinite
Non-capital losses available for future periods - Canada	21,739,000	2026 to 2042	20,664,000	2026 to 2041
Allowable capital losses	13,178,000	No expiry date	14,077,000	No expiry date
Property and equipment	270,000	No expiry date	128,000	No expiry date
Intangible assets	2,962,000	No expiry date	853,000	No expiry date
Exploration and evaluation assets	5,446,000	No expiry date	5,446,000	No expiry date
Share issuance costs	2,922,000	No expiry date	2,724,000	No expiry date

Tax attributes are subject to review, and potential adjustment, by tax authorities.